Stockholders'/Partners Deficit (Details Narrative) - OmniM2M, Inc [Member] - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Jul. 31, 2014	Jun. 30, 2014	May 27, 2014
Common units authorized	98,500,000		98,500,000	98,500,000			100,000,000
Preferred stock authorized	1,500,000		1,500,000	1,500,000
Preferred stock, par value	$ 0.00001		$ 0.00001	$ 0.00001
Common stock, par value			$ 0.00001
Common stock, shares issued	1,080,270		1,080,270	1,080,270	948,000	948,000
Common stock, value issued	$ 11		$ 11	$ 11	$ 185,000	$ 185,000
Number of shares issued for loan conversion, value				$ 337,115
Preferred stock shares issued	403,386		395,549	395,549
Number of additional shares issued during period			7,837
Number of additional shares issued during period, value			$ 15,000
Common stock, shares outstanding	1,080,270		1,080,270	1,080,270
Preferred stock, shares outstanding	403,386		395,549	395,549
Preferred Stock [Member]
Number of shares issued for loan conversion				245,549
Number of shares issued for loan conversion, value				$ 470,003
Preferred stock shares issued			403,386
Preferred stock, shares outstanding			403,386
Series Seed Preferred Units [Member]
Preferred stock authorized			1,500,000
Preferred stock, par value			$ 0.00001
Share Holders [Member]
Number of shares issued for loan conversion				29,070
Number of shares issued for loan conversion, value				$ 50,000
Share Holders [Member] | Common Stock [Member]
Number of shares issued for loan conversion				103,200
Number of shares issued for loan conversion, value				$ 176,194
Share Holders [Member] | Preferred Stock [Member]
Number of shares issued for loan conversion				150,000
Number of shares issued for loan conversion, value				$ 287,115